Debt - debt secured by assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 21,117	€ 12,901	€ 15,597
Property, plant and equipment, pledged as security	1,108	1,637
Secured Debt Excluding FCA US
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 464	€ 674